Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end value of $100 invested on 12/31/2019 in:
	Summary Compensation Table Total for Erin N. Kane(1)	Compensation Actually Paid to Erin N. Kane(2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1),(2)	ASIX(3)	S&P SmallCap 600 Materials Sector(3)	Net Income (in Millions)	Adjusted EBITDA (in Millions)(4)
Year	$	$	$	$	$	$	$	$
2024	5,590,035	6,726,685	1,305,760	1,262,194	151.2	165.34	44.1	142.1
2023	4,718,496	513,696	1,116,168	309,678	155.36	163.68	54.6	153.6
2022	5,319,589	1,391,954	1,156,388	(43,013)	193.52	136.42	171.9	308.5
2021	5,751,844	23,015,799	1,419,859	4,154,084	237.34	145.27	139.8	267.0
2020	4,385,575	4,500,261	1,079,378	1,225,774	100.15	122.68	46.1	128.6

Company Selected Measure Name	Adjusted earnings before interest, taxes, depreciation, and amortization
Named Executive Officers, Footnote	Erin N. Kane has served as our CEO since October 1, 2016. The information presented for Non-CEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2024: Siddharth Manjeshwar, Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Christopher Gramm
2023: Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Christopher Gramm
2022: Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Christopher Gramm, Willem Blindenbach
2021: Michael Preston, Achilles B. Kintiroglou, Kelly Slieter, Willem Blindenbach
2020: Michael Preston, Achilles B. Kintiroglou, Christopher Gramm, Willem Blindenbach

Peer Group Issuers, Footnote	TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P SmallCap Materials Sector.
PEO Total Compensation Amount	$ 5,590,035	$ 4,718,496	$ 5,319,589	$ 5,751,844	$ 4,385,575
PEO Actually Paid Compensation Amount	6,726,685	513,696	1,391,954	23,015,799	4,500,261
Non-PEO NEO Average Total Compensation Amount	1,305,760	1,116,168	1,156,388	1,419,859	1,079,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,262,194	309,678	(43,013)	4,154,084	1,225,774
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table in 2024 to calculate CAP include:

	2024
	Erin N. Kane	Average Non-CEO NEOs
	$	$
Total Compensation from Summary Compensation Table	5,590,035	1,305,760
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(22,098)	(8,974)
Amount added for current year service cost	245	2,021
Total Adjustments for Pension	(21,853)	(6,953)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,540,936)	(686,686)
Year-end fair value of unvested awards granted in the current year	5,155,562	723,607
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(118,348)	(9,562)
Fair values at vest date for awards granted and vested in current year	—	25,108
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(337,774)	(76,064)
Forfeitures during current year equal to prior year-end fair value	—	(13,105)
Dividends or dividend equivalents not otherwise included in total	—	—
Total Adjustments for Equity Awards	(4,699,439)	(650,074)
Compensation Actually Paid (as calculated)	6,726,685	1,262,194

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Company Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2024 to our performance were:

•Adjusted EBITDA
•Diluted EPS
•Free Cash Flow
•ROI

Total Shareholder Return Amount	$ 151.2	155.36	193.52	237.34	100.15
Peer Group Total Shareholder Return Amount	165.34	163.68	136.42	145.27	122.68
Net Income (Loss)	$ 44,100,000	$ 54,600,000	$ 171,900,000	$ 139,800,000	$ 46,100,000
Company Selected Measure Amount	142,100,000	153,600,000	308,500,000	267,000,000.0	128,600,000
PEO Name	Erin N. Kane
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted earnings before interest, taxes, depreciation, and amortization; please see Appendix A for a reconciliation of Net Income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	ROI
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,853)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,098)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,540,936)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,699,439
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,155,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,348)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,774)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,953)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,021
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,974)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(686,686)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,074
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,607
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,562)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,108
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,064)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,105)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0